Particulars of Employees (including Directors) (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2025 GBP (£) employee	Jun. 30, 2024 GBP (£) employee	Jun. 30, 2023 GBP (£) employee
Average number of staff employed by the group during the year (including directors):
Number of operational staff | employee	10,403	10,587	10,872
Number of administrative staff | employee	1,203	1,179	1,081
Number of management staff | employee	8	8	8
Total | employee	11,614	11,774	11,961
Aggregate payroll costs of the above were:
Wages and salaries	£ 492,354	£ 503,591	£ 481,399
Social security contributions	35,295	35,720	32,844
Pension contributions - defined contribution plan	16,090	13,952	12,034
Share-based compensation expense	32,045	34,678	31,058
Total	£ 575,784	£ 587,941	£ 557,335